LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
LONG-TERM DEBT
LONG-TERM DEBT

10.    LONG-TERM DEBT

The following table presents GFL’s long-term debt for the periods indicated:

	December 31, 2024	December 31, 2023
Revolving credit facility	$188.0	$184.9
Term Loan B Facility	1,040.6	961.8
Notes(1)
4.250% USD senior secured notes (“4.250% 2025 Secured Notes”)(2)	—	661.3
3.750% USD senior secured notes (“3.750% 2025 Secured Notes”)(3)	1,079.2	992.0
5.125% USD senior secured notes (“5.125% 2026 Secured Notes”)(4)	719.4	661.3
3.500% USD senior secured notes (“3.500% 2028 Secured Notes”)(5)	1,079.2	992.0
6.750% USD senior secured notes (“6.750% 2031 Secured Notes”)(6)	1,438.9	1,322.6
4.000% USD senior notes (“4.000% 2028 Notes”)(7)	1,079.2	992.0
4.750% USD senior notes (“4.750% 2029 Notes”)(8)	1,079.2	992.0
4.375% USD senior notes (“4.375% 2029 Notes”)(9)	791.4	727.4
6.625% USD senior notes (“6.625% 2032 Notes”)(10)	719.4	—
4.375% USD Solid Waste Disposal Revenue Bonds (“4.375% Bonds”)(11)	302.2	—
Other	503.0	347.3
Subtotal	10,019.7	8,834.6
Discount	(7.5)	(9.6)
Derivative liability	70.2	90.9
Deferred finance costs	(82.9)	(79.0)
Total long-term debt	9,999.5	8,836.9
Less: Current portion of long-term debt	(1,146.5)	(9.7)
Non-current portion of long-term debt	$8,853.0	$8,827.2

Total long-term debt	9,999.5	8,836.9
Less: Derivative asset	(114.7)	(20.0)
Total long-term debt, net of derivative asset	$9,884.8	$8,816.9
(1)	Refer to Note 19 for additional information on the hedging arrangements related to the Notes.
(2)	Prior to their redemption on June 17, 2024, the 4.250% 2025 Secured Notes bore interest semi-annually which commenced on December 1, 2020.
(3)	The 3.750% 2025 Secured Notes bear interest semi-annually which commenced on February 1, 2021 with principal maturing on August 1, 2025.
(4)	The 5.125% 2026 Secured Notes bear interest semi-annually which commenced on December 15, 2019 with principal maturing on December 15, 2026.
(5)	The 3.500% 2028 Secured Notes bear interest semi-annually which commenced on September 1, 2021 with principal maturing on September 1, 2028.
(6)	The 6.750% 2031 Secured Notes bear interest semi-annually which commenced on January 15, 2024 with principal maturing on January 15, 2031.
(7)

The 4.000% 2028 Notes are comprised of US$500.0 million of initial notes and US$250.0 million of additional notes. The initial notes and additional notes bear interest semi-annually which commenced on February 1, 2021 and February 1, 2022, respectively. The total principal matures on August 1, 2028.

(8)	The 4.750% 2029 Notes bear interest semi-annually which commenced on December 15, 2021 with principal maturing on June 15, 2029.
(9)	The 4.375% 2029 Notes bear interest semi-annually which commenced on February 15, 2022 with principal maturing on August 15, 2029.
(10)	The 6.625% 2032 Notes bear interest semi-annually which commenced on October 1, 2024 with principal maturing on April 1, 2032.
(11)	The 4.375% 2054 Bonds bear interest semi-annually commencing on May 15, 2025 with an initial mandatory tender date of October 1, 2031.

Notes

On June 17, 2024, GFL issued the 6.625% 2032 Notes. Concurrent with the issuance, GFL entered into a cross-currency interest rate swap for US$500.0 million to manage its currency risk. GFL used the net proceeds of the issuance to fund the redemption of the entire US$500.0 million outstanding aggregate principal amount, related fees, premiums and accrued interest on the 4.250% 2025 Secured Notes. GFL also terminated the cross-currency interest rate swap on the 4.250% 2025 Secured Notes and the 4.750% 2029 Notes. A loss on termination of hedged arrangements of $17.2 million and write off of deferred finance costs of $1.6 million were recognized in interest and other finance costs.

Revolving credit facility and term loan facility

Under the amended and restated revolving credit agreement dated as of June 4, 2024 (the “Revolving Credit Agreement”), GFL has access to a $1,205.0 million revolving credit facility (available in Canadian and US dollars) and an aggregate US$75.0 million in revolving credit facilities (available in US dollars) (collectively, the “Revolving Credit Facility”). The Revolving Credit Facility matures on September 27, 2026 and accrues interest at a rate of SOFR/CORRA plus 1.500% to 2.250% plus a credit spread adjustment or Canadian/US prime plus 0.500% to 1.250%. The Revolving Credit Facility is secured by mortgages on certain properties, a general security agreement over all of the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

The Revolving Credit Agreement contains a Total Net Funded Debt to Adjusted EBITDA and an Interest Coverage Ratio (each as defined in the Revolving Credit Agreement) financial maintenance covenant.

The Total Net Funded Debt to Adjusted EBITDA ratio to be maintained is equal to or less than 6.00 to 1.00 for a period of four complete fiscal quarters following completion of a Material Acquisition and at all other times, equal to or less than 5.75 to 1.00. The Interest Coverage Ratio must be equal to or greater than 3.00 to 1.00. As at December 31, 2024 and December 31, 2023, GFL was in compliance with these covenants.

GFL has a term loan B facility (the “Term Loan B Facility”) that matures on July 3, 2031 with a borrowing rate of SOFR (with a floor rate at 0.500%) plus 2.000% or US prime plus 1.000%. The Term Loan B Facility is secured by mortgages on certain properties, a general security agreement over all the assets of GFL and certain material subsidiaries and a pledge of the shares of such subsidiaries.

Tax-exempt bonds

Industrial revenue bonds are tax-exempt municipal debt securities issued by a government agency on our behalf and sold only to qualified institutional buyers. On October 8, 2024, GFL participated in the issuance of US$210.0 million aggregate principal amount of Solid Waste Disposal Revenue Bonds issued by Florida Development Finance Corporation. The bonds bear interest at 4.375% payable semi-annually commencing on May 15, 2025 and have an initial mandatory tender date of October 1, 2031. The bonds are unsecured and guaranteed jointly and severally, fully and unconditionally by GFL and certain of its subsidiaries.

Other

Included in other is the following long term debt: (a) promissory notes with an aggregate principal amount of US$50.0 million that mature on June 14, 2027 and bear interest at a rate of 6.000% per annum, payable quarterly; (b) a term loan of US$12.5 million (of which US$5.9 million was drawn as at December 31, 2024 and all of which was drawn at December 31, 2023) and a US$15.0 million revolving credit facility (of which $nil was drawn as at December 31, 2024 and December 31, 2023) that mature on September 21, 2025 and have a borrowing rate of base or BSBY rate plus 1.500% to 3.500%; (c) a term loan of US$170.0 million (of which US$168.9 million was drawn as at December 31, 2024 and all of which was drawn as at December 31, 2023) and a US$100.0 million revolving credit facility (of which US$78.8 million was drawn as at December 31, 2024 and US$29.3 million was drawn as at December 31, 2023) that mature on August 31, 2028 and have a borrowing rate of base or SOFR adjusted rate plus a spread between 2.00% and 3.25%; and (d) two loans of US$33.2 million and US$12.3 million that mature on May 31, 2025 and May 31, 2026, respectively, and have a borrowing rate of US Base Rate less 0.300%.

Changes in long-term debt arising from financing activities

The following table presents GFL’s opening balances of long-term debt reconciled to closing balances:

	December 31, 2024	December 31, 2023
Balance, beginning of year	$8,836.9	$9,266.8
Cash flows
Issuance of long-term debt	3,287.7	4,972.3
Repayment of long-term debt	(2,906.3)	(5,365.1)
Payment of financing costs	(25.1)	(38.2)
Long-term debt via business combinations	—	182.5
Proceeds from termination of hedged arrangements	—	17.3
Payment for termination of hedged arrangements	(7.5)	—
Non-cash changes
Accrued interest and other non-cash changes	24.1	7.4
Revaluation of foreign exchange	802.9	(217.1)
Fair value movements on hedged arrangements	(13.2)	11.0
Balance, end of year	$9,999.5	$8,836.9

Commitments related to long-term debt

The following table presents GFL’s principal future payments on long-term debt:

2025	$1,146.5
2026	935.5
2027	82.3
2028	2,525.3
2029	1,881.0
Thereafter	3,449.1
$10,019.7